                       SEMIANNUAL REPORT / APRIL 30, 2002

                             AIM MID CAP GROWTH FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                 [COVER IMAGE]



                    VASE WITH RED POPPIES BY VINCENT VAN GOGH


            VAN GOGH'S MASTERPIECE SPARKLES WITH BRIGHT, CAPTIVATING

                   COLORS. WE BELIEVE IT CAPTURES THE SPIRIT

    OF THE VIBRANT COMPANIES THAT WE SEEK TO OWN IN AIM MID CAP GROWTH FUND.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Mid Cap Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-size companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds, tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

    However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

    Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

    The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

    No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

    As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

    Briefly, your fund performed well in a market that favored small and mid-size company stocks. Excluding sales charges, total returns were 6.29% for Class A shares of AIM Mid Cap Growth Fund for the six months ended April 30, 2002. Over the same period, comparable funds in the Lipper Mid-Cap Growth Fund Index returned a slightly lower average of 6.05%.

    You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND POSTS GAINS AS GROWTH STOCKS RISE, THEN FALL

DESPITE RALLYING EARLY IN THE REPORTING PERIOD, MID-CAP GROWTH STOCKS CONTINUED TO STRUGGLE. HOW DID AIM MID CAP GROWTH FUND FARE?

The fund recorded solid returns even though investors favored value stocks over growth stocks for most of the reporting period. Excluding sales charges, total returns were 6.29% for Class A shares and 5.92% for Class B and Class C shares for the six months ended April 30, 2002. This performance was comparable to that of other funds with similar investment strategies. Over the same period, the Lipper Mid-Cap Growth Fund Index returned 6.05%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The Federal Reserve Board (the Fed) helped spark the rally early in the reporting period by cutting the key federal funds rate to 1.75%-- its lowest level since 1961--in an effort to pull the economy out of recession. But when the nation's gross domestic product (GDP) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

    While the shift in Fed policy put a damper on the market rally, investors were more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and tensions in the Middle East. As a result, the S&P 500, generally regarded as a broad market indicator, posted a modest 2.31% total return for the reporting period.

    Although growth stocks rallied strongly at the end of 2001, they underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks outperformed large-cap stocks. Small-cap value stocks were the best-performing segment of the market while large-cap growth stocks were the worst.

HOW DID YOU MANAGE THE FUND?

During the reporting period, we significantly reduced the fund's exposure to the volatile information technology sector and assumed a more defensive position, as we did not foresee a strong economic recovery in the near future. After information technology stocks rallied strongly in the fourth quarter of 2001, the fund was positioned for a continued recovery in this sector.
Unfortunately, technology stocks plummeted early in 2002--a development that adversely affected the fund's performance.

    We responded by shifting assets out of information technology stocks into other market segments, most notably the industrial and consumer-discretionary sectors. Strong consumer spending, which remained healthy despite economic uncertainties, benefited the stocks of consumer-discretionary companies, which include retailers, restaurants, advertisers and other businesses.

    We generally avoided telecommunications and biotechnology stocks, a move that helped the fund because these stocks fell sharply during the reporting period.

    As of April 30, the fund had 103 holdings, five fewer than at the beginning of the reporting period. Mid- and small-cap stocks composed nearly all of the portfolio.

WHAT WERE SOME OF THE LEADING STOCKS IN THE PORTFOLIO?

NOVELLUS SYSTEMS makes semiconductor production equipment. The company's stringent cost-control measures and its cutting-edge products have enabled it

================================================================================

FUND AT A GLANCE

AIM Mid Cap Growth Fund's objective is long-term growth of capital. The fund seeks to meet its objective by investing in medium-sized companies that management believes have the potential for long-term earnings growth well in excess of the general economy.

                                    [PHOTO]

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success.)

o Strives to provide much of the growth opportunity of investing in small-cap stocks but with less volatility by investing in more established, recognized companies that show strong earnings growth.

o Can invest in small-cap stocks, although the majority of its holdings will be in mid-cap stocks.

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

==================================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------
 1. AmerisourceBergen Corp.                          1.7%     1. Health Care Distributors & Services      6.4%

 2. Jacobs Engineering Group Inc.                    1.6      2. Electronic Equipment & Instruments       5.0

 3. Express Scripts, Inc.                            1.6      3. Data Processing Services                 4.2

 4. ENSCO International Inc.                         1.5      4. Broadcasting & Cable TV                  3.3

 5. Novellus Systems, Inc.                           1.5      5. Semiconductor Equipment                  3.1

 6. Laboratory Corp. of America Holdings             1.5      6. Specialty Stores                         3.1

 7. Smith International, Inc.                        1.4      7. Oil & Gas Equipment & Services           3.0

 8. AmeriCredit Corp.                                1.4      8. Apparel Retail                           2.9

 9. UTStarcom, Inc.                                  1.4      9. IT Consulting & Services                 2.7

10. Abercrombie & Fitch Co.-Class A                  1.3     10. Pharmaceuticals                          2.4

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================


to increase sales despite a difficult market environment.

    EXPRESS SCRIPTS is one of the leading pharmacy benefits management companies in the country. The firm's more than 40 million members have access to a network of approximately 55,000 pharmacies, mail-order prescription services and an online pharmacy. Express Scripts processes more than 290 million prescriptions per year. Its customers include HMOs and other health insurers. Unlike its primary competitors, Express Scripts is not owned by a drug company, giving it wider purchasing latitude.

    SMITH INTERNATIONAL supplies oil and gas producers with premium drill bits, drilling fluids and similar products. Through various subsidiaries, the company offers drilling-related services as well as pipes, tools and maintenance supplies mainly for oil and mining companies. In recent months, the company's stock has soared in response to rising oil and gas prices.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close on eye on developments at home and abroad. While the recession had apparently ended, economic recovery seemed somewhat tentative. Although the nation's GDP grew at a torrid 5.6% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 6.0% in April, as companies were reluctant to expand their payrolls.

    On the more positive side, corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

    There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, corporate accounting practices and the Middle East.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/02, including sales charges

================================================================================

                                  [BAR CHART]

CLASS A SHARES
Inception (11/1/99)         -5.78%
 1 Year                    -22.45

CLASS B SHARES
Inception (11/1/99)         -5.51%
 1 Year                    -22.56

Class C Shares
Inception (11/1/99)         -4.35%
 1 Year                    -19.38

Past performance cannot guarantee comparable future results. Performance of the fund's Class A, Class B and Class C shares will differ due to different sales charges and class expenses. For fund performance calculations and descriptions of the indexes used in this report, please see the inside front cover.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

In addition to returns as of the close of the reporting period, industry regulations require us to provide total returns (including sales charges), as of 3/31/02 the most recent calendar quarter end, which were: Class A shares, one year, -9.58; inception (11/1/99) -5.03%. Class B shares, one year, -9.73; inception (11/1/99), -4.74%. Class C shares, one year, -5.92; inception (11/1/99), -3.53%.

================================================================================


PORTFOLIO MANAGEMENT TEAM

Ryan E. Crane
Robert M. Kippes
Jay K. Rushin
Kenneth A. Zschappel

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
 INTERESTS-87.98%

ADVERTISING-2.14%

Interpublic Group of Cos., Inc. (The)              65,000   $  2,007,200
------------------------------------------------------------------------
Lamar Advertising Co.(a)                           65,000      2,790,450
========================================================================
                                                               4,797,650
========================================================================

AEROSPACE & DEFENSE-1.14%

Alliant Techsystems Inc.(a)                        15,000      1,615,500
------------------------------------------------------------------------
United Defense Industries, Inc.(a)                 35,000        952,000
========================================================================
                                                               2,567,500
========================================================================

AIR FREIGHT & COURIERS-0.65%

Expeditors International of Washington, Inc.       25,000      1,446,750
========================================================================

AIRLINES-0.49%

Southwest Airlines Co.                             60,000      1,092,600
========================================================================

APPAREL RETAIL-2.86%

Abercrombie & Fitch Co.-Class A(a)                100,000      3,000,000
------------------------------------------------------------------------
Gap, Inc. (The)                                   150,000      2,116,500
------------------------------------------------------------------------
TJX Cos., Inc. (The)                               30,000      1,307,400
========================================================================
                                                               6,423,900
========================================================================

APPLICATION SOFTWARE-1.49%

BARRA, Inc.(a)                                     20,000        987,800
------------------------------------------------------------------------
Intuit Inc.(a)                                     60,000      2,350,800
========================================================================
                                                               3,338,600
========================================================================

AUTO PARTS & EQUIPMENT-1.00%

Gentex Corp.(a)                                    30,000        949,800
------------------------------------------------------------------------
Lear Corp.(a)                                      25,000      1,285,250
========================================================================
                                                               2,235,050
========================================================================

BIOTECHNOLOGY-0.86%

IDEC Pharmaceuticals Corp.(a)                      35,000      1,923,250
========================================================================

BROADCASTING & CABLE TV-3.34%

Cablevision Systems Corp.-Class A(a)               50,000      1,175,000
------------------------------------------------------------------------
Charter Communications, Inc.-Class A(a)           125,000      1,023,750
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    100,000      2,682,000
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           65,000      2,597,400
========================================================================
                                                               7,478,150
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.33%

CDW Computer Centers, Inc.(a)                      25,000      1,370,000
------------------------------------------------------------------------
Circuit City Stores, Inc.-Circuit City Group       75,000      1,617,000
========================================================================
                                                               2,987,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

CONSTRUCTION & ENGINEERING-1.58%

Jacobs Engineering Group Inc.(a)                   90,000   $  3,551,400
========================================================================

CONSUMER FINANCE-2.19%

AmeriCredit Corp.(a)                               80,000      3,105,600
------------------------------------------------------------------------
Capital One Financial Corp.                        30,000      1,796,700
========================================================================
                                                               4,902,300
========================================================================

DATA PROCESSING SERVICES-4.18%

Concord EFS, Inc.(a)                               50,000      1,629,500
------------------------------------------------------------------------
DST Systems, Inc.(a)                               55,000      2,718,100
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    50,000      2,223,000
------------------------------------------------------------------------
Paychex, Inc.                                      75,000      2,799,750
========================================================================
                                                               9,370,350
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.40%

Cintas Corp.                                       25,000      1,294,250
------------------------------------------------------------------------
Iron Mountain Inc.(a)                              60,000      1,848,000
========================================================================
                                                               3,142,250
========================================================================

DIVERSIFIED FINANCIAL SERVICES-2.31%

Principal Financial Group, Inc. (The)(a)           75,000      2,085,000
------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      100,000      1,139,000
------------------------------------------------------------------------
SEI Investments Co.                                58,000      1,954,020
========================================================================
                                                               5,178,020
========================================================================

DIVERSIFIED METALS & MINING-2.02%

Arch Coal, Inc.                                   125,000      2,775,000
------------------------------------------------------------------------
Peabody Energy Corp.                               65,000      1,756,950
========================================================================
                                                               4,531,950
========================================================================

DRUG RETAIL-1.12%

CVS Corp.                                          75,000      2,511,000
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.52%

Molex Inc.-Class A                                 40,000      1,172,800
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.96%

Celestica Inc. (Canada)(a)                         70,000      1,939,000
------------------------------------------------------------------------
Millipore Corp.(a)                                 25,000        998,750
------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              125,000      1,300,000
------------------------------------------------------------------------
Solectron Corp.(a)                                200,000      1,460,000
------------------------------------------------------------------------
Tektronix, Inc.(a)                                 90,000      1,980,000
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    65,000      1,429,350
------------------------------------------------------------------------
Waters Corp.(a)                                    75,000      2,021,250
========================================================================
                                                              11,128,350
========================================================================


                                                               MARKET
                                                 SHARES        VALUE

EMPLOYMENT SERVICES-1.59%

Manpower, Inc.                                     30,000   $  1,207,500
------------------------------------------------------------------------
Robert Half International Inc.(a)                  90,000      2,363,400
========================================================================
                                                               3,570,900
========================================================================

GENERAL MERCHANDISE STORES-1.30%

Dollar Tree Stores, Inc.(a)                        40,000      1,525,600
------------------------------------------------------------------------
Family Dollar Stores, Inc.                         40,000      1,384,000
========================================================================
                                                               2,909,600
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-6.44%

AmerisourceBergen Corp.                            50,000      3,875,000
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           55,000      3,476,550
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            33,000      3,273,600
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           70,000      2,203,600
------------------------------------------------------------------------
McKesson Corp.                                     40,000      1,615,600
========================================================================
                                                              14,444,350
========================================================================

HEALTH CARE EQUIPMENT-2.04%

Apogent Technologies Inc.(a)                      100,000      2,320,000
------------------------------------------------------------------------
Guidant Corp.(a)                                   60,000      2,256,000
========================================================================
                                                               4,576,000
========================================================================

HEALTH CARE FACILITIES-2.04%

Community Health Systems, Inc.(a)                  85,000      2,466,700
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           50,000      2,100,000
========================================================================
                                                               4,566,700
========================================================================

HOTELS-0.84%

Starwood Hotels & Resorts Worldwide, Inc.          50,000      1,890,000
========================================================================

HOUSEHOLD APPLIANCES-1.04%

Stanley Works                                      50,000      2,324,000
========================================================================

INSURANCE BROKERS-1.30%

Willis Group Holdings Ltd. (United
  Kingdom)(a)                                     100,000      2,925,000
========================================================================

INTERNET SOFTWARE & SERVICES-0.32%

EarthLink, Inc.(a)                                100,000        728,000
========================================================================

IT CONSULTING & SERVICES-2.71%

Affiliated Computer Services, Inc.-Class A(a)      30,000      1,622,100
------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 35,000      1,056,090
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       65,000      1,934,400
------------------------------------------------------------------------
Titan Corp. (The)(a)                               64,000      1,463,040
========================================================================
                                                               6,075,630
========================================================================

MANAGED HEALTH CARE-2.18%

Anthem, Inc.(a)                                    40,000      2,728,000
------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              100,000      2,150,000
========================================================================
                                                               4,878,000
========================================================================

MOVIES & ENTERTAINMENT-0.50%

Macrovision Corp.(a)                               50,000      1,111,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

MULTI-UTILITIES-0.54%

Mirant Corp.(a)                                   100,000   $  1,208,000
========================================================================

NETWORKING EQUIPMENT-0.57%

Finisar Corp.(a)                                  200,000      1,278,000
========================================================================

OFFICE ELECTRONICS-0.63%

Zebra Technologies Corp.-Class A(a)                25,000      1,416,750
========================================================================

OIL & GAS DRILLING-2.30%

ENSCO International Inc.                          100,000      3,376,000
------------------------------------------------------------------------
Rowan Cos., Inc.                                   70,000      1,776,600
========================================================================
                                                               5,152,600
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.03%

National-Oilwell, Inc.(a)                          75,000      1,992,750
------------------------------------------------------------------------
Smith International, Inc.(a)                       45,000      3,152,250
------------------------------------------------------------------------
Weatherford International, Inc.(a)                 33,000      1,645,710
========================================================================
                                                               6,790,710
========================================================================

PACKAGED FOODS-0.47%

Smithfield Foods, Inc.(a)                          50,000      1,055,000
========================================================================

PAPER PACKAGING-0.60%

Sealed Air Corp.(a)                                30,000      1,340,100
========================================================================

PAPER PRODUCTS-0.42%

Sappi Ltd.-ADR (South Africa)                      75,000        944,250
========================================================================

PERSONAL PRODUCTS-0.89%

Estee Lauder Cos. Inc.-Class A                     55,000      1,988,250
========================================================================

PHARMACEUTICALS-2.43%

ICN Pharmaceuticals, Inc.                          40,000      1,106,400
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      70,000      2,193,800
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            40,000      2,142,000
========================================================================
                                                               5,442,200
========================================================================

PROPERTY & CASUALTY INSURANCE-2.09%

ACE Ltd. (Bermuda)                                 60,000      2,611,200
------------------------------------------------------------------------
Radian Group Inc.                                  40,000      2,076,000
========================================================================
                                                               4,687,200
========================================================================

RAILROADS-0.81%

CSX Corp.                                          50,000      1,808,500
========================================================================

RESTAURANTS-0.75%

Wendy's International, Inc.                        45,000      1,683,000
========================================================================

SEMICONDUCTOR EQUIPMENT-3.10%

Cabot Microelectronics Corp.(a)                    35,000      1,711,500
------------------------------------------------------------------------
Lam Research Corp.(a)                              75,000      1,924,500
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          70,000      3,318,000
========================================================================
                                                               6,954,000
========================================================================

SEMICONDUCTORS-2.23%

Altera Corp.(a)                                    70,000      1,439,200
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Linear Technology Corp.                            25,000   $    971,500
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                          75,000      1,305,000
------------------------------------------------------------------------
Semtech Corp.(a)                                   40,000      1,279,200
========================================================================
                                                               4,994,900
========================================================================

SOFT DRINKS-0.89%

Pepsi Bottling Group, Inc. (The)                   70,000      2,004,800
========================================================================

SPECIALTY CHEMICALS-0.85%

OM Group, Inc.                                     28,700      1,915,725
========================================================================

SPECIALTY STORES-3.05%

Barnes & Noble, Inc.(a)                            80,000      2,417,600
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                          45,000      1,672,650
------------------------------------------------------------------------
Foot Locker, Inc.(a)                              175,000      2,756,250
========================================================================
                                                               6,846,500
========================================================================

SYSTEMS SOFTWARE-1.71%

Computer Associates International, Inc.           130,000      2,418,000
------------------------------------------------------------------------
VERITAS Software Corp.(a)                          50,000      1,417,000
========================================================================
                                                               3,835,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

TELECOMMUNICATIONS EQUIPMENT-1.90%

Harmonic Inc.(a)                                  150,000   $  1,207,500
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                125,000      3,062,500
========================================================================
                                                               4,270,000
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.84%

Fastenal Co.                                       22,500      1,881,900
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $175,856,653)                          197,275,935
========================================================================

MONEY MARKET FUNDS-13.70%

STIC Liquid Assets Portfolio(b)                15,355,245     15,355,245
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        15,355,245     15,355,245
========================================================================
    Total Money Market Funds (Cost
      $30,710,490)                                            30,710,490
========================================================================
TOTAL INVESTMENTS-101.68% (Cost $206,567,143)                227,986,425
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.68%)                         (3,774,182)
========================================================================
NET ASSETS-100.00%                                          $224,212,243
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $206,567,143)*                               $227,986,425
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,258,594
-----------------------------------------------------------
  Fund shares sold                                1,292,445
-----------------------------------------------------------
  Dividends                                          56,116
-----------------------------------------------------------
Investment for deferred compensation plan            14,732
-----------------------------------------------------------
Collateral for securities loaned                  4,513,100
-----------------------------------------------------------
Other assets                                         32,035
===========================================================
    Total assets                                238,153,447
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,348,577
-----------------------------------------------------------
  Fund shares reacquired                            656,353
-----------------------------------------------------------
  Deferred compensation plan                         14,732
-----------------------------------------------------------
  Collateral upon return of securities
    loaned                                        4,513,100
-----------------------------------------------------------
Accrued distribution fees                           195,102
-----------------------------------------------------------
Accrued trustees' fees                                1,615
-----------------------------------------------------------
Accrued transfer agent fees                         154,958
-----------------------------------------------------------
Accrued operating expenses                           56,767
===========================================================
    Total liabilities                            13,941,204
===========================================================
Net assets applicable to shares outstanding    $224,212,243
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $107,639,835
___________________________________________________________
===========================================================
Class B                                        $ 90,208,104
___________________________________________________________
===========================================================
Class C                                        $ 26,364,304
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                          11,802,339
___________________________________________________________
===========================================================
Class B                                          10,076,586
___________________________________________________________
===========================================================
Class C                                           2,944,176
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.12
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.12 divided by
      94.50%)                                  $       9.65
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.95
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $4,513,139 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $841)                                        $    161,120
-----------------------------------------------------------
Dividends from affiliated money market funds        165,669
-----------------------------------------------------------
Security lending income                              13,469
===========================================================
    Total investment income                         340,258
===========================================================

EXPENSES:

Advisory fees                                       943,752
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       31,286
-----------------------------------------------------------
Distribution fees -- Class A                        201,513
-----------------------------------------------------------
Distribution fees -- Class B                        468,694
-----------------------------------------------------------
Distribution fees -- Class C                        136,761
-----------------------------------------------------------
Transfer agent fees -- Class A                      290,192
-----------------------------------------------------------
Transfer agent fees -- Class B                      237,203
-----------------------------------------------------------
Transfer agent fees -- Class C                       69,214
-----------------------------------------------------------
Trustees' fees                                        5,342
-----------------------------------------------------------
Other                                               117,574
===========================================================
    Total expenses                                2,526,326
===========================================================
Less: Fees waived                                    (1,253)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,417)
===========================================================
    Net expenses                                  2,523,656
===========================================================
Net investment income (loss)                     (2,183,398)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (27,963,166)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                          40,866,867
===========================================================
Net gain from investment securities              12,903,701
===========================================================
Net increase in net assets resulting from
  operations                                   $ 10,720,303
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (2,183,398)   $  (3,321,394)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (27,963,166)     (85,651,301)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        40,866,867      (34,496,810)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  10,720,303     (123,469,505)
============================================================================================
Share transactions-net:
  Class A                                                         8,284,147       35,302,179
--------------------------------------------------------------------------------------------
  Class B                                                         3,838,880       30,599,965
--------------------------------------------------------------------------------------------
  Class C                                                         1,036,117        9,125,015
============================================================================================
    Net increase (decrease) in net assets                        23,879,447      (48,442,346)
============================================================================================

NET ASSETS:

  Beginning of period                                           200,332,796      248,775,142
============================================================================================
  End of period                                               $ 224,212,243    $ 200,332,796
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 344,096,619    $ 330,937,475
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (2,195,763)         (12,365)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (139,107,894)    (111,144,728)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   21,419,281      (19,447,586)
============================================================================================
                                                              $ 224,212,243    $ 200,332,796
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $110,343,357 as of October 31, 2001 is broken down by expiration date as follows:

      CAPITAL LOSS
      CARRYFORWARD      EXPIRATION
      ------------      ----------
      $ 23,619,065   October 31, 2008
      -------------------------------
        86,724,292   October 31, 2009
      ===============================
      $110,343,357
      _______________________________
      ===============================

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,253.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $306,114 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $201,513, $468,694 and $136,761, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $51,510 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $570, $68 and $5,929 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $3,218 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,369 and reductions in custodian fees of $48 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,417.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $4,513,139 were on loan to brokers. The loans were secured by cash collateral of $4,513,100 received by the Fund and subsequently invested in the STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended April 30, 2002, the Fund received fees of $13,469 for securities lending.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $223,205,246 and $222,656,422, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities    $29,900,117
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,864,675)
=========================================================================
Net unrealized appreciation of investment securities          $21,035,442
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $206,950,983.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      6,272,455    $ 59,015,220     7,467,674    $ 81,492,237
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,523,217      23,409,582     5,024,132      57,335,690
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        800,342       7,401,379     1,707,494      19,292,222
======================================================================================================================
Reacquired:
  Class A                                                     (5,478,810)    (50,731,073)   (4,452,029)    (46,190,058)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,140,002)    (19,570,702)   (2,619,664)    (26,735,725)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (692,271)     (6,365,262)     (973,019)    (10,167,207)
======================================================================================================================
                                                               1,284,931    $ 13,159,144     6,154,588    $ 75,027,159
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                              ---------------------------------------------
                                                                                           NOVEMBER 1, 1999
                                                              SIX MONTHS                   (DATE OPERATIONS
                                                                ENDED       YEAR ENDED       COMMENCED) TO
                                                              APRIL 30,     OCTOBER 31,       OCTOBER 31,
                                                                2002          2001(a)           2000(a)
                                                              ----------    -----------    ----------------
Net asset value, beginning of period                           $   8.58       $ 14.38          $  10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.07)        (0.11)            (0.12)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.61         (5.69)             4.50
===========================================================================================================
    Total from investment operations                               0.54         (5.80)             4.38
===========================================================================================================
Net asset value, end of period                                 $   9.12       $  8.58          $  14.38
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    6.29%       (40.33)%           43.80%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $107,640       $94,457          $114,913
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                            1.81%(c)      1.65%             1.63%
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.52)%(c)    (1.06)%           (0.76)%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                             104%          173%              183%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $116,104,333.


                                                                                 CLASS B
                                                              ---------------------------------------------
                                                                                           NOVEMBER 1, 1999
                                                              SIX MONTHS                   (DATE OPERATIONS
                                                                ENDED        YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,     OCTOBER 31,       OCTOBER 31,
                                                                2002           2001(a)         2000(a)
                                                              ----------    -----------    ----------------
Net asset value, beginning of period                           $  8.45        $ 14.25          $  10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)         (0.18)            (0.22)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.60          (5.62)             4.47
===========================================================================================================
    Total from investment operations                              0.50          (5.80)             4.25
===========================================================================================================
Net asset value, end of period                                 $  8.95        $  8.45          $  14.25
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                   5.92%        (40.70)%           42.50%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $90,208        $81,905          $103,893
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                           2.46%(c)       2.32%             2.32%
===========================================================================================================
Ratio of net investment income (loss) to average net assets      (2.17)%(c)     (1.73)%           (1.45)%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                            104%           173%              183%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $94,515,553.

                                                                                   CLASS C
                                                                ---------------------------------------------
                                                                                             NOVEMBER 1, 1999
                                                                SIX MONTHS                   (DATE OPERATIONS
                                                                  ENDED       YEAR ENDED      COMMENCED) TO
                                                                APRIL 30,     OCTOBER 31,      OCTOBER 31,
                                                                  2002          2001(a)           2000(a)
                                                                ----------    -----------    ----------------
Net asset value, beginning of period                             $  8.45        $ 14.26          $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.10)         (0.18)           (0.22)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.60          (5.63)            4.48
=============================================================================================================
    Total from investment operations                                0.50          (5.81)            4.26
=============================================================================================================
Net asset value, end of period                                   $  8.95        $  8.45          $ 14.26
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                     5.92%        (40.74)%          42.60%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $26,364        $23,971          $29,969
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                             2.46%(c)       2.32%            2.32%
=============================================================================================================
Ratio of net investment income (loss) to average net assets        (2.17)%(c)     (1.73)%          (1.45)%
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                              104%           173%             183%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,578,859.

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Stuart W. Coco
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Edgar M. Larsen
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                                                            Boston, MA 02110

                                                                                            COUNSEL TO THE FUND

                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                                      EQUITY FUNDS

      DOMESTIC EQUITY FUNDS                        INTERNATIONAL/GLOBAL EQUITY FUNDS       A I M Management Group Inc. has provided
                                                                                           leadership in the mutual fund industry
         MORE AGGRESSIVE                                    MORE AGGRESSIVE                since 1976 and manages approximately
                                                                                           $158 billion in assets for more than 9
AIM Small Cap Opportunities(1)                  AIM Developing Markets                     million shareholders, including
AIM Mid Cap Opportunities(1)                    AIM European Small Company                 individual investors, corporate clients
AIM Large Cap Opportunities(1)                  AIM Asian Growth                           and financial institutions.*
AIM Emerging Growth                             AIM International Emerging Growth
AIM Small Cap Growth(2)                         AIM Global Aggressive Growth                   The AIM Family of Funds--Registered
AIM Aggressive Growth                           AIM European Development                   Trademark-- is distributed nationwide.
AIM Mid Cap Growth                              AIM Euroland Growth                        AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends                     AIM International Equity                   of the world's largest independent
AIM Constellation                               AIM Global Growth                          financial services companies with $400
AIM Large Cap GrowthAIM Weingarten              AIM Worldwide Spectrum                     billion in assets under management.*
AIM Small Cap Equity                            AIM Global Trends
AIM Capital Development                         AIM International Value(4)
AIM Mid Cap Equity
AIM Select Equity(3)                                       MORE CONSERVATIVE
AIM Value II
AIM Value                                                 SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Mid Cap Basic Value                                     MORE AGGRESSIVE
AIM Large Cap Core Equity
AIM Charter                                     AIM New Technology
AIM Basic Value                                 AIM Global Telecommunications and Technology
AIM Large Cap Basic Value                       AIM Global Energy(5)
AIM Balanced                                    AIM Global Infrastructure
AIM Basic Balanced                              AIM Global Financial Services
                                                AIM Global Health Care
        MORE CONSERVATIVE                       AIM Global Utilities
                                                AIM Real Estate(6)

                                                           MORE CONSERVATIVE

                                FIXED-INCOME FUNDS

     TAXABLE FIXED-INCOME FUNDS                      TAX-FREE FIXED-INCOME FUNDS

         MORE AGGRESSIVE                                    MORE AGGRESSIVE

AIM High Yield II                               AIM High Income Municipal
AIM High Yield                                  AIM Municipal Bond
AIM Strategic Income                            AIM Tax-Free Intermediate
AIM Income                                      AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                                      MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

        MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. For more complete information about any AIM fund, including the risks, sales charges and expenses, obtain the appropriate prospectus(es) from your financial advisor. Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 3/31/02                                         [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       MCG-SAR-1

A I M DISTRIBUTORS, INC.